Management Fee, Selling Commission, Platform Fees And Profit Share (Tables)	12 Months Ended
Dec. 31, 2016
Millburn Multi-Markets Fund L.P. [Member]
Schedule Of Selling Commissions And Platform Fees

	Selling Commissions		Platform Fees		Selling Commissions and Platform Fees
	2016	2015	2016	2015	2016	2015

Series A Units	$2,667,559	$2,175,891	$-	$-	$2,667,559	$2,175,891
Series B Units	-	-	22,544	20,336	22,544	20,336
	$2,667,559	$2,175,891	$22,544	$20,336	$2,690,103	$2,196,227